UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C. 20549

                       Form 13F
                  Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:
        JUNE 30, 2002

Check here if Amendment [  ];
  Amendment Number:  _______
  This Amendment (Check only one):
        [   ] is a restatement.
        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       MORGAN GRENFELL & CO. LTD
Address:    23 GREAT WINCHESTER STREET
            LONDON, ENGLAND EC2P 2AX

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    JEFFREY RUIZ
Title:   DIRECTOR
Phone:   212-469-3667

Signature, Place, and Date of Signing:
JEFFREY RUIZ,
NEW YORK, NEW YORK,
AUGUST 14, 2002

Report type (Check only one):
  [  ]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
  [ X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
  [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
         Form 13F File Number
         Name Deutsche Bank Aktiengesellschaft